UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-21581
                                    --------------------------------------------

             JPMorgan Securities Lending Collateral Investment Trust
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               (Exact name of registrant as specified in charter)

          522 Fifth Avenue,  New York, NY                 10036
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     (Address of principal executive offices)          (Zip code)

     J.P. Morgan Investor Services Co., 73 Tremont Street, Boston, MA 02108
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-623-0551

Date of fiscal year end:     December 31
                         -------------------------------------------------------

Date of reporting period:    July 1, 2004 through June 30, 2005
                           -----------------------------------------------------


Item 1. Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21581
Reporting Period: 07/01/2004 - 06/30/2005
JPMorgan Securities Lending Collateral Investment Trust









============ JPMORGAN SECURITIES LENDING COLLATERAL INVESTMENT FUND ============

The registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

========== END NPX REPORT

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) JPMorgan Securities Lending Collateral Investment Trust

By (Signature and Title)         /s/George C.W. Gatch
                        --------------------------------------------------------
                                    George C.W. Gatch, President

Date                                August 25, 2005
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         Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the principal executive officer on behalf of the registrant and on the date indicated.

By (Signature and Title)*        /s/George C.W. Gatch
                         -------------------------------------------------------
                                    George C.W. Gatch, President

Date                                August 25, 2005
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* Print the name and title of each signing officer under his or her signature.